DERIVATIVE INSTRUMENTS (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivatives instruments	$ 1,655	$ 260
Total assets	1,655	260
Fair Value Inputs Level 2 [Member]
Derivatives instruments	1,655	260
Total assets	$ 1,655	$ 260